NOTES PAYABLE AND CONVERTIBLE NOTE PAYABLES	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
NOTES PAYABLE AND CONVERTIBLE NOTE PAYABLES
NOTE 6 - NOTES PAYABLE AND CONVERTIBLE NOTE PAYABLES

As of September 30, 2020, and December 31, 2019, the Company had unamortized discount of $0 and $0 respectively.

The Company analyzed the below convertible notes for derivatives noting none.

	Original	Due	Interest	Conversion	Sep 30,
Name	Note Date	Date	Rate	Rate	2020

Related Party Convertible Notes Payable:
Mike Zaman	01/19/2018	01/19/2019	12%	$0.50	-
Montse Zaman	03/25/2020	03/25/2021	12%	$-	4,000
Montse Zaman	04/28/2020	04/28/2021	12%	$-	2,000
Montse Zaman	05/22/2020	05/22/2021	12%	$-	-
Willy A Saint-Hilaire	09/29/2020	09/29/2021		-	23,175
Total Convertible Related Party Notes Payable					29,175
Less: Debt Discount					23,175
Convertible Notes Payable, net of Discount - Related Party					6,000

Third Party Convertible Notes Payable:
Willy A. Saint-Hilaire	02/27/2020	02/27/2021	12%	$-	-
Willy A. Saint-Hilaire	03/08/2020	03/08/2021	12%	$-	-
Willy A. Saint-Hilaire	03/24/2020	03/24/2021	12%	$-	-
Willy A. Saint-Hilaire	03/24/2020	03/24/2021	12%	$-	-
Willy A. Saint-Hilaire	03/24/2020	03/24/2021	12%	$-	-
Total Convertible Third Party Notes Payable					-
Less: Debt Discount					-
Convertible Notes Payable, net of Discount -
Third Party					-

Third Party Non-Convertible Notes Payable:
Small Business Administration – EIDL	04/30/2020	04/30/2050	3.75%	$-	4,000
Total Third Party Non-Convertible Notes Payable					4,000

In April 2020, Crown Equity Holdings executed the standard loan documents required for securing a loan (the “EIDL Loan”) from the SBA under its Economic Injury Disaster Loan (“EIDL”) assistance program in light of the impact of the COVID-19 pandemic on the Company’s business.

The balance of principal and interest is payable thirty years from the date of the SBA Note. In connection therewith, the Company received a $4,000 advance.

Mike Zaman

As of December 31, 2019, the Company owed Mike Zaman a total of $760 and remaining accrued interest of $3,503. The balance of $760 was paid on January 13, 2020 and the remaining accrued interest of $3,503 were not converted as of September 30, 2020.

Montse Zaman

On March 27, 2020, the Company entered into a convertible promissory note with Montse Zaman in the amount of $5,000. The note carries interest at 12% per annum. The holder has the right to convert principal of the note and accrued interest into Common shares. On August 21, 2020, the Company made a $1,000 principal reduction payment. As of September 30, 2020, the balance on this note was $4,000.

On April 28, 2020, the Company entered into a convertible promissory note with Montse Zaman in the amount of $4,000. The note carries interest at 12% per annum. The holder has the right to convert principal of the note and accrued interest into Common shares. On September 20, 2020, the Company made a $2,000 principal reduction payment. As of September 30, 2020, the balance on this note was $2,000.

On May 22, 2020, the Company entered into a convertible promissory note with Montse Zaman in the amount of $1,500. The note carries interest at 12% per annum. The holder has the right to convert principal of the note and accrued interest into Common shares. The Company made payments of $700 and $800 on May 22, 2020 and July 31, 2020 respectively.

Willy Ariel Saint-Hilaire

On February 27, 2020, the Company entered into a promissory note with Willy Ariel Saint-Hilaire in the amount of $14,500. The note carries interest at 12% per annum. On July 31, 2020, the principal balance of $14,500 and accrued interest of $744 for a total of $15,244 were converted into 30,488 common shares at a conversion rate of $.50 per share.

On March 8, 2020, the Company entered into a promissory note with Willy Ariel Saint--Hilaire in the amounts of $1,581. The notes carry interest at 12% per annum. On July 31, 2020, the principal balance of $1,581 and accrued interest of $75 for a total of 1,656 were converted into 3,312 common shares at a conversion rate of $.50 per share.

On March 24, 2020, the Company entered into promissory notes with Willy Ariel Saint-Hilaire in the amounts of $500, $400, and $652. The notes carry interest at 12% per annum. On July 31, 2020, the principal balance of $500, $400, $652 and accrued interest of $21, $17, $2 respectively for a total of $1,592 were converted into 3,184 common shares at a conversion rate of $.50 per share.

On September 20, 2020, the Company entered into a promissory note with Willy A Saint-Hilaire in the amount of $23,175 payable in 12 equal monthly installments of $1,931.25. As original issuance discount for the note, the Company issued Common Stock for a total of 23,175 shares. The fair market value of the shares were in excess of the note and the company recorded a debt discount of $23,175.

During 2019, third party convertible note payables of $8,531and related interest of $1,349 were settled thru issuance of 17,062 common stock shares. The company recorded a $1,349 gain on the conversion.

As of December 31, 2019 and 2018, the Company had unamortized discount of $0 and $38,920 respectively.

The Company analyzed the below convertible notes for derivatives noting none. The Company evaluated these convertible notes for beneficial conversion features and concluded that the beneficial conversion features resulted in a debt discount in the amount of $0, as of December 31, 2019.

	Original	Due	Interest	Conversion	Dec 31,
Name	Note Date	Date	Rate	Rate	2019

Related Party:
Mike Zaman	12/30/2015	12/30/2018	12%	$0.50	-
Mike Zaman	04/12/2017	04/12/2018	12%	$0.50	-
Mike Zaman	11/15/2017	11/15/2018	12%	$0.50	-
Mike Zaman	11/27/2017	11/27/2018	12%	$0.50	-
Mike Zaman	11/30/2017	11/30/2018	12%	$0.50	760
Mike Zaman	01/19/2018	01/19/2019	12%	$0.50	-
Montse Zaman	06/07/2018	06/07/2019	12%	$0.50	-
OCHC, LLC	08/21/2018	08/21/2019	12%	$0.50	-
OCHC, LLC	10/02/2018	10/02/2019	12%	$0.50	-
OCHC, LLC	10/24/2018	10/24/2019	12%	$0.50	-
OCHC, LLC	11/16/2018	11/16/2019	12%	$0.50	-
OCHC, LLC	12/04/2018	12/04/2019	12%	$0.50	-
Munti Consulting LLC	10/03/2018	10/03/2019	10%	$0.50	-
Munti Consulting LLC	12/19/2018	12/19/2019	10%	$0.50	-
Total Convertible Related Party Notes Payable					-
Less: Debt Discount					-
Convertible Notes Payable, net of Discount - Related Party					760

Chris Knudsen

On March 25, 2019, the holder exercised their right to convert the principal and interest balance of three notes into Common Shares at a rate of $0.50 per share for total of 2,062 shares issued to holder. The accrued interest converted on the July 7, 2017 note for $631, August 23, 2017 note for $200 and the September 18, 2017 note for $200 note are $103, $37 and $65 respectively. The gain for interest converted was $205. As of December 31, 2019 all notes were paid.

Kevin Wiltz

On March 25, 2019, the holder exercised their right to convert the principal and interest balance of the note into Common Shares at a rate $0.50 per share for a total of 3,000 shares issued to holder. The accrued interest converted on the November 27, 2017 note for $1,500 was $238. The gain for interest converted was $238. As of December 31, 2019, the note was paid.

Richard W. LeAndro

On March 25, 2019, the holder exercised their right to convert the principal and interest balance of two notes into Common Shares at a rate of $0.50 per share for a total of 12,000 shares issued to holder. The accrued interest converted on the December 5, 2017 note for $3,000 and January 4, 2018 note for $3,000 were $468 and $438 respectively. The gain on the interest converted was $906. As of December 31, 2019, both notes were paid.

OCHC, LLC

On August 21, 2018, October 2, 2018, October 24, 2018, November 16, 2018 and December 4, 2018, the Company entered into convertible promissory notes for with OCHC, LLC for loans in the amounts of $631 each of the mentioned dates for a total principal balance of $3,155.

On March 25, 2019, the holder exercised their right to convert the principal and interest balance of the five notes into Common Shares at a rate of $0.50 per share for a total of 6,315 shares issued to holder. The total accrued interest converted for the five notes were $163 and included in accrued expenses. As of December 31, 2019, all notes were paid.

Munti Consulting, LLC

On October 3, 2018 and December 19, 2018, the Company entered into convertible promissory notes for with Munti Consulting, LLC for loans in the amounts of $35,000 and $10,000.

On April 29, 2019, the holder exercised their right to convert the aggregate principal balance of the two notes of $45,000 and accrued interest of $170 into Common Shares for a total of 90,000 shares issued to holder. The total accrued interest for the two notes were $2,741 with a remaining balance of $2,571 of accrued interest still owed.

Mike Zaman

As of January 1, 2019, the Company owed Mike Zaman a total of $3,478. During the period ending December 31, 2019, $2,718 of the notes were paid and $9,282 of accrued interest were forgiven by the holder. The remaining principal balance of $760 and remaining accrued interest of $3,503 were not converted as of December 31, 2019.

Montse Zaman

As of January 1, 2019, the Company owed Montse Zaman a total of $293 plus accrued interest of $87. During the period ending December 31, 2019, the principal balance of $293 was paid. The remaining accrued interest of $87 remained outstanding as of December 31, 2019.

During the period ending December 31, 2019, the Company had $2,242 current interest expense on notes payable and $7,849 of current interest expense on credit card debt.